Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Options Outstanding, Beginning Balance	8,755,179
Weighted Average Exercise Price, Beginning Balance	$ 2.00
Number of Options, Granted	1,284,169
Weighted Average Exercise Price, Granted	$ 3.18
Options Outstanding, Ending Balance	10,039,348	8,755,179
Weighted Average Exercise Price, Ending Balance	$ 2.15	$ 2.00
Number of Options, exercisable at end of period	8,258,023
Weighted Average Exercise Price, Options exercisable at end of period	$ 1.91
Equity Option [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Options Outstanding, Beginning Balance	8,755,179	7,196,250	7,022,680
Weighted Average Exercise Price, Beginning Balance	$ 2.00	$ 1.72	$ 1.68
Number of Options, Granted		1,720,596	188,570
Weighted Average Exercise Price, Granted		$ 3.25	$ 3.25
Number of Options, Exercised			(15,000)
Weighted Average Exercise Price, Exercised			$ 1.00
Number of Options, Forfeited		(161,667)
Weighted Average Exercise Price, Forfeited		$ 3.03
Options Outstanding, Ending Balance		8,755,179	7,196,250
Weighted Average Exercise Price, Ending Balance		$ 2.00	$ 1.72
Stock option outstanding weighted average remaining contractual life		6 years 4 months 24 days
Aggregate intrinsic value, outstanding		$ 10,962,859
Number of Options, exercisable at end of period		6,289,107
Weighted Average Exercise Price, Options exercisable at end of period		$ 1.69
Stock option outstanding weighted average remaining contractual life, Exercisable		5 years 8 months 12 days
Aggregate intrinsic value. exercisable		$ 9,812,645